Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 881,681	$ 824,639	$ 788,610	$ 762,559	$ 764,147	$ 784,215	$ 742,898	$ 711,018	$ 3,257,489	$ 3,002,278	$ 2,909,495
Income before provision for income taxes	91,212	78,150	68,272	48,753	81,403	96,316	58,744	47,814	286,387	284,277	216,288
Net income	$ 62,342	$ 57,502	$ 47,694	$ 33,207	$ 57,223	$ 65,427	$ 41,306	$ 32,738	$ 200,745	$ 196,694	$ 154,039
Basic net income per share (in dollars per share)	$ 1.12	$ 1.01	$ 0.81	$ 0.55	$ 0.94	$ 1.04	$ 0.65	$ 0.51	$ 3.47	$ 3.12	$ 2.33
Diluted net income per share (in dollars per share)	$ 1.11	$ 1.00	$ 0.80	$ 0.54	$ 0.92	$ 1.02	$ 0.64	$ 0.49	$ 3.42	$ 3.05	$ 2.26
Basic weighted average shares outstanding (in shares)	55,657	56,673	59,198	60,225	61,132	62,891	63,590	64,668	57,895	63,072	66,251
Diluted weighted average shares outstanding (in shares)	56,394	57,407	59,899	61,208	62,294	64,091	64,963	66,263	58,684	64,404	68,152